THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [X]; Amendment Number: 2

  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
                  ----------------------------
Address:          1440 Kiewit Plaza
                  ----------------------------
                  Omaha, NE 68131
                  ----------------------------

                  ----------------------------

Form 13F File Number: 28-4545
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
Title:            Vice President
Phone:            402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE                November 13, 2002
-----------------------------      -----------------           -----------------
[Signature]                          [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
         --------------------    ----
            28-5194              General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            18
                                                                     -----------
Form 13F Information Table Entry Total:                                        4
                                                                     -----------
Form 13F Information Table Value Total:                              $   505,680
                                                                     -----------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
     ---        --------------------            ----
      1.        28-5678                         Berkshire Hathaway Life Insurance Co. of Nebraska
      2.        28-5676                         BHG Life Insurance Co.
      3.        28-719                          Blue Chip Stamps
      4.        28-554                          Buffett, Warren E.
      5.        28-1517                         Columbia Insurance Co.
      6.        28-2226                         Cornhusker Casualty Co.
      7.        28-6102                         Cypress Insurance Co.
      8.        28-852                          GEICO Corp.
      9.        28-101                          Government Employees Ins. Corp.
     10.        28-1066                         National Fire & Marine
     11.        28-718                          National Indemnity Co.
     12.        28-5006                         National Liability & Fire Ins. Co.
     13.        28-6104                         Nebraska Furniture Mart
     14.        28-717                          OBH Inc.
     15.        28-2740                         Plaza Investment Managers
     16.        28-1357                         Wesco Financial Corp.
     17.        28-3091                         Wesco Financial Ins. Co.
     18.        28-3105                         Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2001

                                                                        Column 6
                                           Column 4               Investment Discretion                        Column 8
                  Column                    Market     Column 5   ---------------------                     Voting Authority
                     2      Column 3        Value      Shares or          (b)       (c)   Column 7     -------------------------
Column 1         Title of     CUSIP          (In       Principal  (a)   Shared-  Shared-  Other           (a)        (b)    (c)
Name of Issuer     Class     Number       Thousands)     Amount   Sole  Defined   Other   Managers        Sole      Shared  None
--------------   --------  -----------    ----------  ----------  ----  -------  -------  --------     ----------   ------  ----
American Standard
  Companies         Com    029712 10 6      11,012      161,400             X             4, 8, 9,        161,400
                                                                                          11, 14, 15
Costco Wholesale
  Corp              Com    22160K 10 5      255,469    5,756,409            X             4, 11, 14     5,756,409
Gap Inc.            Com    364760 10 8      209,100   15,000,000            X             4, 8, 9,     15,000,000
                                                                                          11, 14, 15
Iron Mountain,
  Inc.              Com    462846 10 6       30,099      687,200            X             4, 8, 9,        687,200
                                                                                          11, 14, 15
                                          --------
                                          $505,680
                                          ========